(16) Preferred Stock: Series D Preferred Stock Purchase Warrants (Details) (USD $)	Dec. 31, 2013
Details
Warrants outstanding for the purchase of Series D Preferred stock	1,400
Warrants Outstanding For The Purchase Of Series D Preferred Stock Exercise0020Price	$ 500